Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:
•A list of the most important measures that our Compensation and Human Capital Committee used in 2025 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid,” or “CAP”) to Company performance;
•A table that compares the total compensation of our CEO, and the average total compensation of our other named executive officers (“NEOs”), as presented in our Summary Compensation Tables (“SCT”) to CAP and that compares CAP to specified performance measures; and
•Narrative disclosures that describe:
◦the relationship between our total shareholder return (“TSR”) and the TSR of the Dow Jones U.S. Auto Parts Index (“Peer Group TSR”); and
◦the relationships between CAP and our cumulative TSR, GAAP Net Income, and our Company selected measure, Adjusted Diluted EPS

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Compensation and Human Capital Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation and Human Capital Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 24 to 37 for a discussion of our named executive officer compensation program objectives and the ways in which we align named executive officer compensation pay with performance.

Performance Measures Used for Linking Pay and Performance

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2025 to Company performance. Each metric below is used for purposes of determining payouts under either our CIP or vesting of our PSU-1s and PSU-2s. Please see the Compensation Discussion and Analysis for a description of these metrics, including how they are subject to pre-established adjustments, and how they are used in the Company’s executive compensation program.

Adjusted Diluted EPS
Organic Parts and Services Revenue Growth
Free Cash Flow
Return on Invested Capital
EBITDA Dollars
EBITDA Margin

Adjusted Diluted EPS was selected as the Company-selected measure for the Pay versus Performance table that follows because the Compensation and Human Capital Committee believes this performance measure has the strongest alignment with the key attributes of our operating plan and drives the creation of long-term shareholder value.
Pay Versus Performance Table

Below is the tabular disclosure for the Company’s President and Chief Executive Officer (“CEO”) (our Principal Executive Officer or "PEO") and the average of our NEOs other than the CEO for the past five fiscal years.

Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(2)	Compensation Actually Paid to Former PEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($ mil.)(7)	Adjusted Diluted EPS (8)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2025	$8,767,864	$—	$5,772,831	$—	$2,823,664	$1,902,619	$95	$80	$608	$3.11
2024	4,501,186	7,853,650	2,841,681	1,932,110	2,175,653	1,366,778	112	69	693	3.65
2023	—	12,189,021	—	10,962,088	3,402,781	3,111,223	142	89	938	3.98
2022	—	10,740,892	—	11,905,149	2,982,991	2,761,619	155	89	1,150	3.95
2021	—	9,445,636	—	17,406,173	3,049,150	5,627,834	171	121	1,092	3.94
(1)    The amounts reported in these columns are the amounts of total compensation reported for our current Chief Executive Officer, Justin Jude, and our former Chief Executive Officer, Dominick Zarcone, for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)    CAP to our CEOs are computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values for 2025 (and a similar methodology was used for prior years in the table):

Reconciliation of SCT to CAP for CEO

Year	Summary Compensation Table Total for PEO	Minus Summary Compensation Table Value of Equity Awards Granted to PEO	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	PEO CAP*
2025	$8,767,864	$6,500,025	$4,327,313	$(887,771)	$0	$65,451	$0	$5,772,831

*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ's closing stock price and estimated performance results as of the valuation date and includes the cash value of accrued dividends.
(3)    For 2025, other NEOs are Mr. Galloway, Mr. Hamilton, Mr. McKay, and Mr. Meyne; For 2024, other NEOs are Mr. Galloway, Mr. Hamilton, Mr. Meyne, and Mr. McKay; For 2023, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, and Mr. Hanley; For 2022, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, Mr. Hanley, Mr. McKay, and Mr. Franz (former Senior Vice President, and CEO of LKQ Europe); for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
(4)    Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values for 2025 (and a similar methodology was used for prior years in the table):
Reconciliation of SCT to CAP for Other NEOs (averaged across Other NEOs)

Year	Summary Compensation Table Total for Other NEOs	Minus Summary Compensation Table Value of Equity Awards Granted to Other NEOs	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	Other NEOs CAP*
2025	$2,823,664	$1,762,559	$1,173,402	$(396,340)	$0	$64,452	$0	$1,902,619
*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ's closing stock price and estimated performance results as of the valuation date and includes the cash value of accrued dividends.
(5)    Represents the cumulative total shareholder return (TSR) of LKQ for an initial investment of $100 on December 31, 2020 through and including the end of the fiscal year for each row in the table.
(6)    Represents the cumulative total shareholder return (TSR) of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2020 through and including the end of the fiscal year for each row in the table.
(7)    Represents LKQ’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.
(8)    Represents LKQ’s adjusted diluted EPS, subject to pre-established adjustments, which is the Company-selected measure. Refer to the Compensation Discussion and Analysis section of this Proxy Statement for a description of adjusted diluted EPS and the pre-established adjustments.

PEO Total Compensation Amount	$ 8,767,864	$ 4,501,186	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 5,772,831	2,841,681	0	0	0
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT to CAP for CEO

Year	Summary Compensation Table Total for PEO	Minus Summary Compensation Table Value of Equity Awards Granted to PEO	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	PEO CAP*
2025	$8,767,864	$6,500,025	$4,327,313	$(887,771)	$0	$65,451	$0	$5,772,831

*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ's closing stock price and estimated performance results as of the valuation date and includes the cash value of accrued dividends.
(3)    For 2025, other NEOs are Mr. Galloway, Mr. Hamilton, Mr. McKay, and Mr. Meyne; For 2024, other NEOs are Mr. Galloway, Mr. Hamilton, Mr. Meyne, and Mr. McKay; For 2023, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, and Mr. Hanley; For 2022, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, Mr. Hanley, Mr. McKay, and Mr. Franz (former Senior Vice President, and CEO of LKQ Europe); for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
(4)    Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values for 2025 (and a similar methodology was used for prior years in the table):

Non-PEO NEO Average Total Compensation Amount	$ 2,823,664	2,175,653	3,402,781	2,982,991	3,049,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,902,619	1,366,778	3,111,223	2,761,619	5,627,834
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of SCT to CAP for Other NEOs (averaged across Other NEOs)

Year	Summary Compensation Table Total for Other NEOs	Minus Summary Compensation Table Value of Equity Awards Granted to Other NEOs	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	Other NEOs CAP*
2025	$2,823,664	$1,762,559	$1,173,402	$(396,340)	$0	$64,452	$0	$1,902,619
*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ's closing stock price and estimated performance results as of the valuation date and includes the cash value of accrued dividends.
(5)    Represents the cumulative total shareholder return (TSR) of LKQ for an initial investment of $100 on December 31, 2020 through and including the end of the fiscal year for each row in the table.
(6)    Represents the cumulative total shareholder return (TSR) of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2020 through and including the end of the fiscal year for each row in the table.
(7)    Represents LKQ’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.
(8)    Represents LKQ’s adjusted diluted EPS, subject to pre-established adjustments, which is the Company-selected measure. Refer to the Compensation Discussion and Analysis section of this Proxy Statement for a description of adjusted diluted EPS and the pre-established adjustments.

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The cumulative TSR of the Company was $95, $112, $142, $155 and $171 for 2021-2025, 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. The cumulative TSR of the Company’s Peer Group (the Dow Jones U.S. Auto Parts index) was $80, $69, $89, $89, and $121 for 2021-2025, 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of cumulative Company TSR and Peer Group TSR, respectively. For 2021, the Company’s and Peer Group cumulative TSR was positive. The Company’s cumulative TSR and the Peer Group's cumulative TSR moved in the same overall direction during the period covered by the Pay Versus Performance Table. An initial hypothetical investment of $100 in each of the Company and the Peer Group on December 31, 2020 would have declined in value through December 31, 2025, with the decrease in the value of the Company investment less pronounced than the decrease in the value of the Peer Group investment.

CAP and Cumulative TSR

CAP to our current PEO was $5,772,831 and $2,841,681 for 2025 and 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, and $17,406,173 for 2024, 2023, 2022, and 2021, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,902,619, $1,366,778, $3,111,223, $2,761,619, and $5,627,834, for 2025, 2024, 2023, 2022, and 2021, respectively. The cumulative TSR of the Company, assuming an initial fixed $100 investment was $95, $112, $142, $155, and $171 for 2021-2025, 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. Please see the notes above for additional information related to the computation of CAP and cumulative Company TSR. CAP was generally directionally aligned with the Company's cumulative TSR over the period covered by the Pay Versus Performance Table. An initial hypothetical investment of $100 in the Company on December 31, 2020 would have declined in value through December 31, 2025, and CAP generally trended downward through 2024, though not in a strictly linear fashion, consistent with the decline in shareholder returns. Although CAP increased modestly between 2024 and 2025, the Company’s cumulative TSR for 2025 was meaningfully higher than the Peer Group’s cumulative TSR, reflecting relatively better shareholder outcomes despite the absolute decline in value of the $100 investment.

Compensation Actually Paid vs. Net Income
CAP and GAAP Net Income

CAP to our current PEO was $5,772,831 and $2,841,681 for 2025 and 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, and $17,406,173 for 2024, 2023, 2022, and 2021, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,902,619, $1,366,778, $3,111,223, $2,761,619, and $5,627,834, for 2025, 2024, 2023, 2022, and 2021, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was (in millions) $608, $693, $938, $1,150, and $1,092, for 2025, 2024, 2023, 2022, and 2021, respectively. CAP was generally directionally aligned with the Company’s net income. As Company net income increased or decreased, CAP generally moved in the same direction. CAP was not as sensitive to movements in net income as it was to movements in Company cumulative TSR, since a significant portion of executive compensation is paid in the form of stock.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted Diluted EPS

CAP to our current PEO was $5,772,831 and $2,841,681 for 2025 and 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, and $17,406,173 for 2024, 2023, 2022, and 2021, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,902,619, $1,366,778, $3,111,223, $2,761,619, and $5,627,834, for 2025, 2024, 2023, 2022, and 2021, respectively. The Company’s adjusted diluted EPS, as defined above, was $3.11, $3.65, $3.98, $3.95, and $3.94, for 2025, 2024, 2023, 2022, and 2021, respectively. CAP was generally directionally aligned with the Company’s adjusted diluted EPS for the five-year period covered by the Pay Versus Performance Table, with years of stronger adjusted diluted EPS performance tending to correspond to higher CAP and years of weaker adjusted diluted EPS performance tending to correspond to lower CAP, although this relationship was not linear in every year.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The cumulative TSR of the Company was $95, $112, $142, $155 and $171 for 2021-2025, 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. The cumulative TSR of the Company’s Peer Group (the Dow Jones U.S. Auto Parts index) was $80, $69, $89, $89, and $121 for 2021-2025, 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of cumulative Company TSR and Peer Group TSR, respectively. For 2021, the Company’s and Peer Group cumulative TSR was positive. The Company’s cumulative TSR and the Peer Group's cumulative TSR moved in the same overall direction during the period covered by the Pay Versus Performance Table. An initial hypothetical investment of $100 in each of the Company and the Peer Group on December 31, 2020 would have declined in value through December 31, 2025, with the decrease in the value of the Company investment less pronounced than the decrease in the value of the Peer Group investment.

CAP and Cumulative TSR

CAP to our current PEO was $5,772,831 and $2,841,681 for 2025 and 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, and $17,406,173 for 2024, 2023, 2022, and 2021, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,902,619, $1,366,778, $3,111,223, $2,761,619, and $5,627,834, for 2025, 2024, 2023, 2022, and 2021, respectively. The cumulative TSR of the Company, assuming an initial fixed $100 investment was $95, $112, $142, $155, and $171 for 2021-2025, 2021-2024, 2021-2023, 2021-2022, and 2021, respectively. Please see the notes above for additional information related to the computation of CAP and cumulative Company TSR. CAP was generally directionally aligned with the Company's cumulative TSR over the period covered by the Pay Versus Performance Table. An initial hypothetical investment of $100 in the Company on December 31, 2020 would have declined in value through December 31, 2025, and CAP generally trended downward through 2024, though not in a strictly linear fashion, consistent with the decline in shareholder returns. Although CAP increased modestly between 2024 and 2025, the Company’s cumulative TSR for 2025 was meaningfully higher than the Peer Group’s cumulative TSR, reflecting relatively better shareholder outcomes despite the absolute decline in value of the $100 investment.

Tabular List, Table

Adjusted Diluted EPS
Organic Parts and Services Revenue Growth
Free Cash Flow
Return on Invested Capital
EBITDA Dollars
EBITDA Margin

Total Shareholder Return Amount	$ 95	112	142	155	171
Peer Group Total Shareholder Return Amount	80	69	89	89	121
Net Income (Loss)	$ 608,000,000	$ 693,000,000	$ 938,000,000	$ 1,150,000,000	$ 1,092,000,000
Company Selected Measure Amount	3.11	3.65	3.98	3.95	3.94
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Parts and Services Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	EBITDA Dollars
Measure:: 6
Pay vs Performance Disclosure
Name	EBITDA Margin
Dominick Zarcone, Former President and Chief Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 7,853,650	$ 12,189,021	$ 10,740,892	$ 9,445,636
PEO Actually Paid Compensation Amount	0	$ 1,932,110	$ 10,962,088	$ 11,905,149	$ 17,406,173
PEO | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,500,025
PEO | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,327,313
PEO | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(887,771)
PEO | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,451
PEO | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,762,559
Non-PEO NEO | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,173,402
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(396,340)
Non-PEO NEO | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,452
Non-PEO NEO | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0